Nationwide Geneva Small Cap Growth Fund
Summary Prospectus March 2, 2026

Class/Ticker A NWHZX R6 NWKCX Institutional Service Class NWKDX

Before you invest, you may want to review the Fund’s Prospectus, which contains information about the Fund and its risks. The Fund’s Prospectus and Statement of Additional Information, each dated March 2, 2026 (as may be supplemented or revised), are incorporated by reference into this Summary Prospectus. For free paper or electronic copies of the Fund’s Prospectus and other information about the Fund, go to nationwide.com/mutualfundprospectuses, email a request to web_help@nationwide.com or call 800-848-0920, or ask any financial advisor, bank, or broker-dealer who offers shares of the Fund.

Objective
The Nationwide Geneva Small Cap Growth Fund seeks long-term capital appreciation.
Fees and Expenses
This table describes the fees and expenses that you may pay if you buy, hold, and sell shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and examples below. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in the Fund. More information about these and other discounts is available from your financial professional and in “Investing with Nationwide Funds” commencing on page 75 of the Prospectus and in “Additional Information on Purchases and Sales” commencing on page 92 of the Statement of Additional Information. In addition, if you purchase shares through a specific intermediary, you may be subject to different sales charges including reductions in or waivers of such charges. More information about these intermediary-specific sales charge variations is available in Appendix A to the Fund’s Prospectus.
Shareholder Fees (fees paid directly from your investment)
	Class A Shares	Class R6 Shares	Institutional Service Class Shares
Maximum Sales Charge (Load) imposed on purchases (as a percentage of offering price)	5.75%	None	None
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
	Class A Shares	Class R6 Shares	Institutional Service Class Shares
Management Fees	0.76%	0.76%	0.76%
Distribution and/or Service (12b-1) Fees	0.25%	None	None
Other Expenses	0.18%	0.06%	0.20%
Total Annual Fund Operating Expenses	1.19%	0.82%	0.96%
Example
This Example is intended to help you to compare the cost of investing in the Fund with the cost of investing in other mutual funds.
The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell all of your shares at the end of those time periods. It assumes a 5% return each year and no change in expenses, and any expense limitation or fee waivers that
SP-G-SCG (3/26)
Summary Prospectus March 2, 2026

Nationwide Geneva Small Cap Growth Fund

may apply for the periods indicated above under “Fees and Expenses.” Although your actual costs may be higher or lower, based on these assumptions your costs would be:
	1 Year	3 Years	5 Years	10 Years
Class A Shares	$689	$931	$1,192	$1,935
Class R6 Shares	84	262	455	1,014
Institutional Service Class Shares	98	306	531	1,178
Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in Annual Fund Operating Expenses or in the Example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 27.03% of the average value of its portfolio.
Principal Investment Strategies
The Fund invests, under normal market conditions, in common stocks of publicly traded companies that the subadviser believes demonstrate, at the time of a stock’s purchase, strong growth characteristics such as a leadership position in the relevant industry, a sustainable advantage, strong earnings growth potential and experienced management.
The Fund’s investment focus is on small-cap companies, which are companies whose market capitalizations are generally within the market capitalization range of the companies represented in the Russell 2000® Growth Index at time of purchase, although the Fund may invest in companies outside this range. Under normal circumstances, the Fund invests at least 80% of its net assets in small-cap companies. The Fund makes market capitalization determinations with respect to a security at the time of purchase of such security. Because the Fund may continue to hold a security whose market capitalization increases or decreases, a substantial portion of the Fund’s holdings can have market capitalizations outside the range of the Russell 2000® Growth Index at any given time. In selecting growth stocks for the Fund, the subadviser emphasizes a “bottom-up” fundamental analysis (i.e., developing an understanding of the specific company through research, meetings with management and analysis of the company’s financial statements and public disclosures). The subadviser’s “bottom-up” approach is supplemented by “top-down” considerations (i.e., reviewing general economic conditions and analyzing their effect on various industries). At times the subadviser emphasizes one or more industries or sectors.
Principal Risks
The Fund cannot guarantee that it will achieve its investment objective.
As with any fund, the value of the Fund’s investments—and therefore, the value of Fund shares—may fluctuate. These changes may occur because of:
Equity securities risk – stock markets are volatile. The price of an equity security fluctuates based on changes in a company’s financial condition and overall market and economic conditions.
Market risk – the risk that one or more markets in which the Fund invests will go down in value, including the possibility that the markets will go down sharply and unpredictably. This occurs due to numerous factors, including interest rates, the outlook for corporate profits, the health of the national and world economies, and the fluctuation of other securities markets around the world. These risks may be magnified if certain social, political, economic and other conditions and events (such as natural disasters, epidemics and pandemics, terrorism, conflicts, trade disputes and social unrest or rapid technological developments such as artificial intelligence) adversely interrupt the global economy.
Selection risk – the risk that the securities selected by the Fund’s subadviser will underperform the markets, the relevant indexes or the securities selected by other funds with similar investment objectives and investment strategies.
Growth style risk – growth stocks are generally more sensitive to market movements than other types of stocks primarily because their stock prices are based heavily on future expectations. If the subadviser’s assessment of the prospects for a company’s growth is wrong, or if the subadviser’s judgment of how other investors will value the company’s growth is wrong,
Summary Prospectus March 2, 2026

Nationwide Geneva Small Cap Growth Fund

then the Fund will suffer a loss as the price of the company’s stock may fall or not approach the value that the subadviser has placed on it. In addition, growth stocks as a group sometimes are out of favor and underperform the overall equity market for long periods while the market concentrates on other types of stocks, such as “value” stocks.
Smaller company risk – smaller companies are usually less stable in price and less liquid than larger, more established companies. Smaller companies are more vulnerable than larger companies to adverse business and economic developments and may have more limited resources. Therefore, they generally involve greater risk.
Sector risk – investments in particular industries or sectors may be more volatile than the overall stock market. Therefore, if the Fund emphasizes one or more industries or economic sectors, it will be more susceptible to financial, market or economic events affecting the particular issuers and industries participating in such sectors than funds that do not emphasize particular industries or sectors.
Loss of money is a risk of investing in the Fund. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Performance
The following bar chart and table can help you evaluate the Fund’s potential risks. The bar chart shows how the Fund’s annual total returns have varied from year to year. The table compares the Fund’s average annual total returns to the returns of a broad-based securities market index and an additional index. The additional index has characteristics relevant to the Fund’s investment strategy. Remember, however, that past performance (before and after taxes) is not necessarily indicative of how the Fund will perform in the future. Updated performance information is available at no cost by visiting nationwide.com/mutualfunds or by calling 800-848-0920.
Sales charges are not reflected in the bar chart, and if those charges were included, returns would be less than those shown.
The Fund compares its performance to the Russell 3000 Index to satisfy a Securities and Exchange Commission (SEC) disclosure requirement.
Annual Total Returns– Class A Shares
(Years Ended December 31,)

Highest Quarter:	29.91%	–	Q2 2020
Lowest Quarter:	-20.27%	–	Q4 2018
After-tax returns are shown for Class A shares only and will vary for other classes. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect state and local taxes. Your actual after-tax return depends on your personal tax situation and may differ from what is shown here. After-tax returns are not relevant to investors in tax-advantaged arrangements, such as individual retirement accounts, 401(k) plans or certain other employer-sponsored retirement plans.
Average Annual Total Returns
(For the Periods Ended December 31, 2025)
	1 Year	5 Years	10 Years
Class A Shares– Before Taxes	-13.84%	-0.40%	8.25%
Class A Shares– After Taxes on Distributions	-14.38%	-1.22%	7.47%
Class A Shares– After Taxes on Distributions and Sales of Shares	-7.79%	-0.30%	6.64%
Class R6 Shares– Before Taxes	-8.24%	1.17%	9.30%
Institutional Service Class Shares– Before Taxes	-8.36%	1.04%	9.18%
Russell 3000® Index (The Index does not pay sales charges, fees, expenses or taxes.)	17.15%	13.15%	14.29%
Russell 2000® Growth Index (The Index does not pay sales charges, fees, expenses, or taxes.)	13.01%	3.18%	9.57%
Portfolio Management
Investment Adviser
Nationwide Fund Advisors
Subadviser
Geneva Capital Management LLC
Summary Prospectus March 2, 2026

Nationwide Geneva Small Cap Growth Fund

Portfolio Managers
Portfolio Manager	Title	Length of Service with Fund
William S. Priebe	Managing Principal, Portfolio Manager	Since 2009
José Muñoz, CFA	Managing Principal, Portfolio Manager	Since 2017
Purchase and Sale of Fund Shares
Minimum Initial Investment Class A: $2,000 Class R6: $1,000,000 Institutional Service Class: $50,000 Automatic Asset Accumulation Plan (Class A): $0* * Provided each monthly purchase is at least $50
Minimum Additional Investment Class A: $100 Class R6, Institutional Service Class: no minimum Automatic Asset Accumulation Plan (Class A): $50
In general, you can buy or sell (redeem) shares of the Fund through your broker-dealer or financial intermediary, or by mail or phone on any business day. You can generally pay for shares by check or wire.
To Purchase and Sell (Redeem) Fund Shares
Mail: Nationwide Funds c/o U.S. Bank Global Fund Services P.O. Box 219336 Kansas City, MO 64121-9336	Overnight: Nationwide Funds c/o U.S. Bank Global Fund Services 801 Pennsylvania Ave., Suite 219336 Kansas City, MO 64105-1307	Website: nationwide.com/ mutualfunds
Phone: 800-848-0920 (toll free). Representatives are available 9 a.m. – 8 p.m. Eastern time, Monday through Friday.
Tax Information
The Fund’s distributions are taxable, and generally will be taxed as ordinary income, capital gains, or some combination of both, unless you are investing through a tax-advantaged arrangement, such as a 401(k) plan or an individual retirement account, in which case your distributions may be taxed as ordinary income when withdrawn from the tax-advantaged account.
Payments to Broker-Dealers and Other Financial Intermediaries
If you purchase the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.
Summary Prospectus March 2, 2026

Nationwide Geneva Small Cap Growth Fund